Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments and Risk Management
Schedule of fair value of derivative instruments

	December 31, 2017			December 31, 2016
($ in millions)	Derivatives Designated as Hedging Instruments	Derivatives not Designated as Hedging Instruments	Total	Derivatives Designated as Hedging Instruments	Derivatives not Designated as Hedging Instruments	Total

Assets:
Commodity contracts	$46	$3	$49	$17	$1	$18
Foreign currency contracts	5	10	15	1	—	1
Interest rate and other contracts	—	—	—	—	21	21
Total current derivative contracts	$51	$13	$64	$18	$22	$40

Commodity contracts	$6	$—	$6	$7	$—	$7
Interest rate and other contracts	—	—	—	39	—	39
Total noncurrent derivative contracts	$6	$—	$6	$46	$—	$46

Liabilities:
Commodity contracts	$4	$4	$8	$3	$—	$3
Foreign currency contracts	—	21	21	—	22	22
Interest rate and other contracts	—	2	2	—	—	—
Total current derivative contracts	$4	$27	$31	$3	$22	$25

Interest rate and other contracts	$117	$3	$120	$—	$—	$—
Total noncurrent derivative contracts	$117	$3	$120	$—	$—	$—

Schedule of impact on earnings from derivative instruments

		Year Ended December 31, 2017
($ in millions)	Location of Gain (Loss) Recognized in Earnings on Derivatives	Cash Flow Hedge - Reclassified Amount from Accumulated Other Comprehensive Earnings (Loss)	Gain (Loss) on Derivatives not Designated as Hedge Instruments

Commodity contracts - manage exposure to customer pricing	Net sales	$(7)	$(4)
Commodity contracts - manage exposure to supplier pricing	Cost of sales	50	(5)
Foreign currency contracts - manage general exposure with the business	Selling, general and administrative	(1)	(57)
Cross-currency swaps - manage intercompany currency exposure within the business	Selling, general and administrative	(136)	—
Cross-currency swaps - manage intercompany currency exposure within the business	Interest expense	16	—
Equity contracts	Selling, general and administrative	—	(1)
Total		$(78)	$(67)

		Year Ended December 31, 2016
($ in millions)	Location of Gain (Loss) Recognized in Earnings on Derivatives	Cash Flow Hedge - Reclassified Amount from Accumulated Other Comprehensive Earnings (Loss)	Gain (Loss) on Derivatives not Designated as Hedge Instruments

Commodity contracts - manage exposure to customer pricing	Net sales	$(1)	$—
Commodity contracts - manage exposure to supplier pricing	Cost of sales	(7)	(4)
Interest rate contracts - manage exposure for outstanding debt	Interest expense	(1)	—
Interest rate contracts - manage exposure for forecasted Rexam financing	Debt refinancing and other costs	—	(20)
Foreign currency contracts - manage exposure to sales of products	Cost of sales	1	1
Foreign currency contracts - manage general exposure with the business	Selling, general and administrative	3	53
Foreign currency contracts - manage exposure for acquisition of Rexam	Business consolidation and other activities	—	(191)
Cross-currency swaps - manage exposure for acquisition of Rexam	Business consolidation and other activities	—	(4)
Cross-currency swaps - manage intercompany currency exposure within the business	Selling, general and administrative	64	—
Commodity contracts and currency exchange contracts - attributed to the Divestment Business	Business consolidation and other activities	(5)	—
Equity contracts	Selling, general and administrative	—	(1)
Total		$54	$(166)

		Year Ended December 31, 2015
($ in millions)	Location of Gain (Loss) Recognized in Earnings on Derivatives	Cash Flow Hedge - Reclassified Amount from Accumulated Other Comprehensive Earnings (Loss)	Gain (Loss) on Derivatives not Designated as Hedge Instruments

Commodity contracts - manage exposure to customer pricing	Net sales	$5	$1
Commodity contracts - manage exposure to supplier pricing	Cost of sales	(23)	(5)
Interest rate contracts - manage exposure for forecasted Rexam financing	Debt refinancing and other costs	—	(16)
Foreign currency contracts - manage exposure to sales of products	Cost of sales	—	2
Foreign currency contracts - manage general exposure with the business	Selling, general and administrative	2	(7)
Foreign currency contracts - manage exposure for acquisition of Rexam	Business consolidation and other activities	—	(41)
Cross-currency swaps - manage exposure for acquisition of Rexam	Business consolidation and other activities	—	(7)
Equity contracts	Selling, general and administrative	—	4
Total		$(16)	$(69)

Schedule of changes in accumulated other comprehensive earnings (loss) for effective derivatives

	Years Ended December 31,
($ in millions)	2017	2016	2015

Amounts reclassified into earnings:
Commodity contracts	$(43)	$8	$18
Cross-currency swap contracts	120	(64)	—
Interest rate contracts	—	1	—
Commodity and currency exchange contracts attributed to the divestment business	—	5	—
Currency exchange contracts	1	(4)	(2)
Change in fair value of cash flow hedges:
Commodity contracts	67	22	(29)
Interest rate contracts	—	(1)	—
Cross-currency swap contracts	(137)	39	—
Currency exchange contracts	7	3	4
Foreign currency and tax impacts	20	(19)	1
	$35	$(10)	$(8)